Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2021
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
(14)	Regulatory Capital Requirements

Depository institutions and their holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy rules and regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can result in regulatory action. The capital rules include a capital conservation buffer of 2.5% that is designed to absorb losses during periods of economic stress and to require increased capital levels before capital distributions and certain other payments can be made. Failure to meet the full amount of the buffer will result in restrictions on capital distributions, including dividend payments and stock repurchases, and to pay discretionary bonuses to executive officers. As of December 31, 2021, the Company and Bank meet all capital adequacy requirements to which they are subject and reported capital in levels that exceeded the capital conservation buffer.

Prompt corrective action regulations, to which banks, but not their holding companies, are subject, provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. If a bank is not classified as well capitalized, its ability to accept brokered deposits is restricted. If a bank is undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. The federal banking agencies are required to take certain supervisory actions (and may take additional discretionary actions) with respect to an undercapitalized institution or its holding company. Such actions could have a direct material effect on an institution’s or its holding company’s financial statements. As of December 31, 2021 and December 31, 2020, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The following is a summary of actual capital amounts and ratios as of December 31, 2021 and 2020, for Trustco Bank:

	As of December 31, 2021		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$570,594	9.324%	5.000%	4.000%
Common equity Tier 1 capital	570,594	18.954	6.500	7.000
Tier 1 risk-based capital	570,594	18.954	8.000	8.500
Total risk-based capital	608,308	20.206	10.000	10.500

	As of December 31, 2020		Well	Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Buffer(1)(2)

Tier 1 leverage ratio	$539,897	9.378%	5.000%	4.000%
Common equity Tier 1 capital	539,897	18.646	6.500	7.000
Tier 1 risk-based capital	539,897	18.646	8.000	8.500
Total risk-based capital	576,257	19.902	10.000	10.500

The following is a summary of actual capital amounts and ratios as of December 31, 2021 and 2020 for TrustCo on a consolidated basis.

	As of December 31, 2021		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$588,427	9.614%	4.000%
Common equity Tier 1 capital	588,427	19.541	7.000
Tier 1 risk-based capital	588,427	19.541	8.500
Total risk-based capital	626,150	20.794	10.500

	As of December 31, 2020		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer(1)(2)

Tier 1 leverage ratio	$555,672	9.650%	4.000%
Common equity Tier 1 capital	555,672	19.187	7.000
Tier 1 risk-based capital	555,672	19.187	8.500
Total risk-based capital	592,040	20.443	10.500

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2)	The December 31, 2021 and 2020 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a capital conservation buffer of 2.50 percent.